Ordinary Shares	6 Months Ended
Jun. 30, 2022
Ordinary Shares [Abstract]
ORDINARY SHARES

14. ORDINARY SHARES

On March 26, 2021, the Company entered into an at-the-market offering agreement (the “Sales Agreement”), with H.C. Wainwright & Co., LLC, acting as our sales agent (the “Sales Agent”), relating to the sale of our Class A Ordinary Shares, offered pursuant to the prospectus supplement and the accompanying prospectus to the registration statement on Form F-3 (File No. 333-235819) (such offering, the “ATM Offering”, or “At The Market Offering”). In accordance with the terms of the Sales Agreement, we may offer and sell shares of our Class A Ordinary Shares having an aggregate offering price of up to $15,000,000 from time to time through the Sales Agent under such prospectus supplement and the accompanying prospectus. As of the date of issuance of the consolidated financial statements, we have not yet issued any Class A Ordinary Shares pursuant to the ATM Offering.

On May 26, 2021, the Company entered into a private placement shares purchase agreement with Jurchen Investment Corporation, issuing 1,387,925 Class A Ordinary Shares at $2.882 per share, representing a 10% premium to the last closing price of the Company’s Class A Ordinary Shares on the NASDAQ stock exchange on that date. The Company received aggregate gross proceeds of $4,000,000 from the purchase of these shares.

For the six months ended June 30, 2022 and 2021, the Group issued 63,095 and 198,125 Class A Ordinary Shares to warrant and share option holders respectively.